Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
Registration File No: 2-34215

SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST

Supplement dated March 9, 2006 to

Investor Shares Prospectus dated March 1, 2006

The Schroder U.S. Large Cap Equity Fund is not open to new investors.